Long-term Debt - Additional Information (Detail)						2 Months Ended	12 Months Ended
	Dec. 21, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($)	Jul. 02, 2020 USD ($)	Mar. 06, 2020 USD ($)	Feb. 28, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Vessel CreditFacility $ / shares	Dec. 31, 2019 USD ($) CreditFacility	Dec. 14, 2020 USD ($)
Debt Instrument [Line Items]
Long-term debt, gross							$ 3,748,100,000	$ 3,246,400,000
Maturity date							Mar. 01, 2027
Number of vessels secured by first-priority mortgages | Vessel							70
Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Long-term debt, gross							$ 600,000,000.0	$ 500,000,000.0
Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Maturity date								Apr. 30, 2019
Debt instrument, interest rate								6.375%
Repayment of principal balance of term loan								$ 320,396,000
Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Maturity date							Oct. 30, 2027
Debt instrument, interest rate							7.125%
2027 Notes [Member]
Debt Instrument [Line Items]
Principal outstanding amount					$ 100,000,000
Interest bearing of aggregate principal amount					5.50%
2027 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Principal outstanding amount					$ 100,000,000
Interest bearing of aggregate principal amount					5.50%
Fairfax Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Percentage of principal amount redeemed							100.00%
Exchangeable Notes [Member]
Debt Instrument [Line Items]
Maturity date							Dec. 15, 2025
Principal outstanding amount	$ 201,250,000
Interest bearing of aggregate principal amount	3.75%
Percentage of principal amount redeemed							100.00%
Aggregate shares | shares	15,474,817
Initial exchange price per share | $ / shares	$ 13.005
Trading price per principal amount	$ 1,000
Debt instrument redemption start date							Dec. 20, 2023
Debt instrument redemption end date							Sep. 15, 2025
Debt instrument redemption description							The Company may redeem the Exchangeable Notes in connection with certain tax-related events or on any business day on or after December 20, 2023 and prior to September 15, 2025, if the last reported sale price of an Atlas common share is at least 130% of the exchange price during a specified measurement period. A redemption of the Exchangeable Notes is made at 100% of the principal amount, plus accrued and unpaid interest.
Minimum percentage of common stock price to conversion price							130.00%
Proceeds from issuance of debt							$ 15,536,000
Debt instrument effective interest rate							4.50%
Debt Instrument Periodic Payment Interest Description							Interest payment is semi-annually in arrears on June 15 and December 15 of each year, beginning on June 15, 2021.
Common share maximum capped price to exercise capped call | $ / shares							$ 17.85
Exchangeable Notes [Member] | Fair Value [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt							$ 195,000,000
Exchangeable Notes [Member] | Residual Value [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt							6,250,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings							2,344,730,000	1,954,375,000
Credit facilities, aggregate borrowings undrawn							250,000,000	155,000,000
Long-term debt, gross							$ 2,094,700,000	$ 1,799,400,000
Weighted average rate of interest, including the margin							2.70%	4.00%
Debt instrument, interest rate							7.70%	7.70%
Term Loan Credit Facilities [Member] | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin							0.70%	0.70%
Principal outstanding amount							$ 39,970,000	$ 52,743,000
Sustainability-linked Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 200,000,000
Maturity date		Oct. 14, 2026
Debt instrument, interest rate		2.25%
Line of credit facility subsequently upsized amount									$ 250,000,000
Amounts drawn under facility							$ 0
Maximum [Member]
Debt Instrument [Line Items]
Credit facilities, increase in maximum aggregate borrowings			$ 200,000,000
Maximum [Member] | Fairfax Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes							150 days
Maximum [Member] | Exchangeable Notes [Member]
Debt Instrument [Line Items]
Percentage of eligible trading price per share for exchangeable notes	98.00%
Minimum [Member] | Fairfax Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes							120 days
Minimum [Member] | Exchangeable Notes [Member]
Debt Instrument [Line Items]
Percentage of eligible share price for exchangeable notes	130.00%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility							5	4
Credit facilities, maximum aggregate borrowings			$ 150,000,000		$ 185,000,000		$ 989,119,000	$ 987,012,000
Credit facilities, aggregate borrowings undrawn							217,000,000	120,000,000
Long-term debt, gross							$ 772,100,000	$ 867,000,000.0
Maturity date			Jul. 02, 2022		Feb. 28, 2023		Dec. 31, 2023
Revolving credit facilities, maturity date range, start							Dec. 31, 2022
Revolving credit facilities, maturity date range, end							May 15, 2024
Debt instrument description							As at December 31, 2020, the one month, three month and six month average LIBOR on the Company’s revolving credit facilities was 0.2%, 0.2% and 0.3%, respectively (December 31, 2019 – one month and three months average LIBOR of 1.8% and 1.9%, respectively) and the margins ranged between 0.5% and 2.25% (December 31, 2019 – 0.5% and 2.25%).
Weighted average rate of interest, including the margin							1.40%	2.90%
Description of the terms of a credit facility arrangement							For one of the revolving credit facilities, semi-annual payments commence thirty-six months after delivery of the associated newbuild containership for the facility.
Revolving Credit Facilities [Member] | Term Loan Payment Due in Full Maturity [Member]
Debt Instrument [Line Items]
Principal outstanding amount							$ 58,240,000
Revolving Credit Facilities [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument description							For all of the Company’s term loan credit facilities, except for one, interest is calculated based on three month or six month LIBOR plus a margin per annum, dependent on the interest period selected by the Company. The three month and six month average LIBOR was 0.2% and 0.3%, respectively (December 31, 2019 – 2.0% and 2.1%) and the margins ranged between 0.4% and 4.3% as at December 31, 2020 (December 31, 2019 – 0.4% and 4.3%).
Principal outstanding amount							$ 1,582,470,000
Number of vessels secured by first-priority mortgages | Vessel							48
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate							0.20%	1.80%
Revolving Credit Facilities [Member] | Three Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate							0.20%	1.90%
Revolving Credit Facilities [Member] | Three Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate							0.20%	2.00%
Revolving Credit Facilities [Member] | Six Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate							0.30%
Revolving Credit Facilities [Member] | Six Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate							0.30%	2.10%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin							2.25%	2.25%
Commitment fee on undrawn amount							0.60%	0.50%
Revolving Credit Facilities [Member] | Maximum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin							4.30%	4.30%
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin							0.50%	0.50%
Commitment fee on undrawn amount							0.20%	0.20%
Revolving Credit Facilities [Member] | Minimum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin							0.40%	0.40%
Revolving Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross					$ 50,000,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 100,000,000	$ 135,000,000
Maturity date				Mar. 06, 2026
Revolving credit facilities, maturity date range, start							Dec. 23, 2021
Revolving credit facilities, maturity date range, end							Jan. 21, 2030
Debt instrument, interest rate				7.70%
Term Loan Credit Facilities [Member] | Term Loan Credit Facilities Matures on December 30, 2025 [Member]
Debt Instrument [Line Items]
Term loan credit facilities increase in carrying amount						$ 100,000,000
Revolving Credit Facilities Two [Member]
Debt Instrument [Line Items]
Maturity date							May 15, 2022
Description of the terms of a credit facility arrangement							revolving credit facility with a principal outstanding of $283,000,000, will be converted into a term loan facility on May 15, 2022.
Principal outstanding amount							$ 283,000,000